Note 28 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Earnings per share [text block]
	As at June 30
(US dollars in thousands)	2022	2021	2020
Loss for the year / period attributable to equity owners	(21,569)	(7,571)	(5,103)
Weighted average number of shares in issue (‘000s)	20,722	16,306	13,557
Basic earnings/(loss) per share (dollars)	(1.04)	(0.49)	(0.38)
Diluted earnings/(loss) per share (dollars)	(1.04)	(0.49)	(0.38)